Condensed Consolidated and Combined Balance Sheets (Parentheticals) $ in Millions	Sep. 30, 2024 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Allowance | $	$ 86
Common stock par value (in dollars per share) | $ / shares	$ 0.01
Common stock authorized (in shares)	750,000,000
Common stock issued (in shares)	172,754,070
Common stock outstanding (in shares)	172,754,070